PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 6.9%
4,484
(1)(2)
AST SpaceMobile, Inc.
$ 220,075
0.3
20
(2)
GCI Liberty, Inc.
- Class A
751
0.0
120
(2)
GCI Liberty, Inc.
- Class C
4,472
0.0
189  Iridium
Communications, Inc.
3,300
0.0
88
(2)
Liberty Broadband
Corp. - Class A
5,573
0.0
598
(2)
Liberty Broadband
Corp. - Class C
37,997
0.1
178
(2)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
16,949
0.0
1,642
(2)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
171,507
0.2
3,991
(2)
Live Nation
Entertainment, Inc.
652,129
0.8
43  Nexstar Media Group,
Inc.
8,503
0.0
598
(2)
NIQ Global Intelligence
PLC
9,389
0.0
7,401
(2)
Pinterest, Inc. - Class A
238,090
0.3
2,941
(2)
Reddit, Inc. - Class A
676,401
0.9
15,408
(2)
ROBLOX Corp. - Class
A
2,134,316
2.7
422
(2)
Roku, Inc.
42,255
0.1
1,558
(2)
Take-Two Interactive
Software, Inc.
402,525
0.5
739  TKO Group Holdings,
Inc.
149,248
0.2
11,258
(2)
Trade Desk, Inc.
- Class A
551,755
0.7
2,194
(1)(2)
Trump Media &
Technology Group
Corp.
36,025
0.1
5,361,260
6.9
Consumer Discretionary : 21.4%
410
(2)
Birkenstock Holding
PLC
18,552
0.0
186
(2)
Bright Horizons Family
Solutions, Inc.
20,194
0.0
1,586
(2)
Burlington Stores, Inc.
403,637
0.5
8,411
(2)
Carnival Corp.
243,162
0.3
3,329
(2)
Carvana Co.
1,255,832
1.6
2,517
(2)
Cava Group, Inc.
152,052
0.2
5,371
(2)
Chewy, Inc. - Class A
217,257
0.3
208
(1)
Choice Hotels
International, Inc.
22,237
0.0
1,342
Churchill Downs, Inc.
130,187
0.2
31,312
(2)
Coupang, Inc.
1,008,246
1.3
2,800  Darden Restaurants,
Inc.
533,008
0.7
3,725
(2)
Deckers Outdoor Corp.
377,603
0.5
243
Domino's Pizza, Inc.
104,906
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,124
(2)
DraftKings, Inc. - Class
A
$ 453,438
0.6
948
(2)
Duolingo, Inc.
305,104
0.4
2,957
(2)
Dutch Bros, Inc.
- Class A
154,769
0.2
1,420
(2)
Etsy, Inc.
94,274
0.1
3,053
Expedia Group, Inc.
652,579
0.8
854
(2)
Floor & Decor
Holdings, Inc. - Class A
62,940
0.1
3,655
(2)
Flutter Entertainment
PLC - Class DI
928,370
1.2
197
(2)
Grand Canyon
Education, Inc.
43,245
0.1
565
H&R Block, Inc.
28,572
0.0
5,820  Hilton Worldwide
Holdings, Inc.
1,509,941
1.9
7,847  Las Vegas Sands
Corp.
422,090
0.5
2,088
(1)(2)
Light & Wonder, Inc.
175,267
0.2
72
Lithia Motors, Inc.
22,752
0.0
1,530
(2)
Lululemon Athletica,
Inc.
272,233
0.4
454
Murphy USA, Inc.
176,270
0.2
10,071
(2)
Norwegian Cruise Line
Holdings Ltd.
248,049
0.3
5,557
(2)
On Holding AG - Class
A
235,339
0.3
2,117
(2)
Planet Fitness, Inc.
- Class A
219,745
0.3
169
Pool Corp.
52,402
0.1
70
Ralph Lauren Corp.
21,949
0.0
5,203  Restaurant Brands
International, Inc.
333,720
0.4
65
(2)
RH
13,205
0.0
1,624
Ross Stores, Inc.
247,481
0.3
6,390  Royal Caribbean
Cruises Ltd.
2,067,676
2.6
357
(2)
SharkNinja, Inc.
36,825
0.1
4,785
Tapestry, Inc.
541,758
0.7
5,100  Tempur Sealy
International, Inc.
430,083
0.6
1,670
Texas Roadhouse, Inc.
277,471
0.4
50
(2)
TopBuild Corp.
19,543
0.0
13,412
Tractor Supply Co.
762,740
1.0
508
Travel + Leisure Co.
30,221
0.0
285
(2)
Ulta Beauty, Inc.
155,824
0.2
739
Vail Resorts, Inc.
110,532
0.1
2,840
(2)
Valvoline, Inc.
101,984
0.1
4,395
(2)
Viking Holdings Ltd.
273,193
0.4
430
(2)
Wayfair, Inc. - Class A
38,412
0.1
1,760
Wendy's Co.
16,122
0.0
446
Williams-Sonoma, Inc.
87,171
0.1
701
Wingstop, Inc.
176,428
0.2
1,690  Wyndham Hotels &
Resorts, Inc.
135,031
0.2
2,363
Yum! Brands, Inc.
359,176
0.5
16,780,797
21.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples : 1.7%
488
(2)
BJ's Wholesale Club
Holdings, Inc.
$ 45,506
0.1
140  Casey's General
Stores, Inc.
79,145
0.1
4,147
(2)
Celsius Holdings, Inc.
238,411
0.3
179  Coca-Cola
Consolidated, Inc.
20,972
0.0
442
(2)
Darling Ingredients,
Inc.
13,644
0.0
332
(2)
Freshpet, Inc.
18,296
0.0
444
Hershey Co.
83,050
0.1
476
(2)
Performance Food
Group Co.
49,523
0.1
2,470
(2)
Sprouts Farmers
Market, Inc.
268,736
0.3
6,555
Sysco Corp.
539,739
0.7
1,357,022
1.7
Energy : 2.7%
2,505
Cheniere Energy, Inc.
588,625
0.8
400
HF Sinclair Corp.
20,936
0.0
735
Phillips 66
99,975
0.1
5,416
Targa Resources Corp.
907,397
1.2
485  Texas Pacific Land
Corp.
452,815
0.6
2,069,748
2.7
Financials : 9.7%
4,026
(2)
Affirm Holdings, Inc.
294,220
0.4
820
Ally Financial, Inc.
32,144
0.0
2,188  Ameriprise Financial,
Inc.
1,074,855
1.4
4,745  Ares Management
Corp. - Class A
758,678
1.0
1,292  Bank of New York
Mellon Corp.
140,776
0.2
5,085
(2)
Block, Inc.
367,493
0.5
15,390
Blue Owl Capital, Inc.
260,553
0.3
745
Brown & Brown, Inc.
69,874
0.1
517
(2)
Coinbase Global, Inc.
- Class A
174,482
0.2
1,714
(2)
Corpay, Inc.
493,735
0.6
12
(1)(2)
Credit Acceptance
Corp.
5,603
0.0
7,583  Equitable Holdings,
Inc.
385,065
0.5
149
Everest Re Group Ltd.
52,184
0.1
62  FactSet Research
Systems, Inc.
17,762
0.0
379
(1)(2)
Freedom Holding
Corp.
65,237
0.1
658  Hamilton Lane, Inc.
- Class A
88,692
0.1
520
Houlihan Lokey, Inc.
106,766
0.1
944  Jefferies Financial
Group, Inc.
61,757
0.1
558  Kinsale Capital Group,
Inc.
237,295
0.3
450
Lazard, Inc.
23,751
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,010  LPL Financial
Holdings, Inc.
$ 668,707
0.9
64
(2)
Markel Corp.
122,327
0.2
397
Morningstar, Inc.
92,108
0.1
933
MSCI, Inc.
529,394
0.7
133  Pinnacle Financial
Partners, Inc.
12,474
0.0
153
Popular, Inc.
19,433
0.0
110
RLI Corp.
7,174
0.0
2,499
(2)
Robinhood Markets,
Inc. - Class A
357,807
0.5
2,648  Ryan Specialty
Holdings, Inc.
149,241
0.2
1,647
(1)(2)
Shift4 Payments, Inc.
- Class A
127,478
0.2
727
SLM Corp.
20,123
0.0
3,917
(2)
SoFi Technologies, Inc.
103,487
0.1
11,396
(2)
Toast, Inc. - Class A
416,068
0.5
3,130
TPG, Inc.
179,819
0.2
247  Tradeweb Markets,
Inc. - Class A
27,412
0.0
452
UWM Holdings Corp.
2,753
0.0
570  Western Alliance
Bancorp
49,430
0.1
70
(2)
WEX, Inc.
11,027
0.0
904
XP, Inc. - Class A
16,986
0.0
7,624,170
9.7
Health Care : 14.5%
3,148
(2)
Alnylam
Pharmaceuticals, Inc.
1,435,488
1.8
4,619  AmerisourceBergen
Corp.
1,443,576
1.8
2,720
(2)
Apellis
Pharmaceuticals, Inc.
61,554
0.1
3,025
Cardinal Health, Inc.
474,804
0.6
281
(2)
Caris Life Sciences,
Inc.
8,500
0.0
32
Chemed Corp.
14,328
0.0
2,371
(2)
Corcept Therapeutics,
Inc.
197,054
0.3
947
(2)
DaVita, Inc.
125,828
0.2
9,864
(2)
Dexcom, Inc.
663,748
0.8
3,367
(2)
Doximity, Inc. - Class A
246,296
0.3
259
(2)
Exact Sciences Corp.
14,170
0.0
5,376
(2)
Exelixis, Inc.
222,029
0.3
3,091
(2)
Halozyme
Therapeutics, Inc.
226,694
0.3
2,035
(2)
IDEXX Laboratories,
Inc.
1,300,141
1.7
1,032
(2)
Incyte Corp.
87,524
0.1
4,403
(2)
Insmed, Inc.
634,076
0.8
722
(2)
Inspire Medical
Systems, Inc.
53,572
0.1
1,768
(2)
Insulet Corp.
545,835
0.7
3,643
(2)
Ionis Pharmaceuticals,
Inc.
238,325
0.3
1,137
(2)
Masimo Corp.
167,764
0.2
563
(2)
Medpace Holdings,
Inc.
289,472
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
742
(2)
Molina Healthcare, Inc.
$ 141,989
0.2
3,274
(2)
Natera, Inc.
527,016
0.7
2,090
(2)
Neurocrine
Biosciences, Inc.
293,394
0.4
944
(2)
Penumbra, Inc.
239,134
0.3
165
(2)
Repligen Corp.
22,055
0.0
871
ResMed, Inc.
238,419
0.3
1,947
(2)
Sarepta Therapeutics,
Inc.
37,519
0.0
426
(2)
Sotera Health Co.
6,701
0.0
2,947
(1)(2)
Summit Therapeutics,
Inc.
60,885
0.1
2,076
(1)(2)
Tempus AI, Inc.
167,554
0.2
2,266
(2)
Ultragenyx
Pharmaceutical, Inc.
68,161
0.1
2,965
(2)
Veeva Systems, Inc.
- Class A
883,303
1.1
217
(1)(2)
Viking Therapeutics,
Inc.
5,703
0.0
785
(2)
Waters Corp.
235,351
0.3
11,377,962
14.5
Industrials : 20.1%
1,695
AAON, Inc.
158,381
0.2
501
(2)
Alaska Air Group, Inc.
24,940
0.0
356  Allison Transmission
Holdings, Inc.
30,217
0.0
972
AMERCO
49,475
0.1
1,037
(1)(2)
American Airlines
Group, Inc.
11,656
0.0
318  Armstrong World
Industries, Inc.
62,331
0.1
146
(1)(2)
Avis Budget Group,
Inc.
23,444
0.0
1,881
(2)
Axon Enterprise, Inc.
1,349,881
1.7
3,065  Booz Allen Hamilton
Holding Corp.
306,347
0.4
2,671  Broadridge Financial
Solutions, Inc.
636,152
0.8
405  BWX Technologies,
Inc.
74,670
0.1
127
Carlisle Cos., Inc.
41,778
0.1
354
(2)
Ceridian HCM Holding,
Inc.
24,387
0.0
877  Comfort Systems USA,
Inc.
723,683
0.9
2,780
(2)
Core & Main, Inc.
- Class A
149,647
0.2
385
EMCOR Group, Inc.
250,073
0.3
542
Equifax, Inc.
139,039
0.2
3,992
(2)
ExlService Holdings,
Inc.
175,768
0.2
23,777
Fastenal Co.
1,166,024
1.5
287  Ferguson Enterprises,
Inc.
64,454
0.1
2,570
FTAI Aviation Ltd.
428,830
0.6
1,070
HEICO Corp.
345,417
0.4
1,892
HEICO Corp. - Class A
480,738
0.6
10,113  Howmet Aerospace,
Inc.
1,984,474
2.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
668
(2)
Karman Holdings, Inc.
$ 48,230
0.1
244
KBR, Inc.
11,539
0.0
801  Lennox International,
Inc.
424,017
0.5
750
Leonardo DRS, Inc.
34,050
0.0
973
(2)
Loar Holdings, Inc.
77,840
0.1
1,609
(2)
Lyft, Inc. - Class A
35,414
0.1
330
(2)
MasTec, Inc.
70,227
0.1
265  Old Dominion Freight
Line, Inc.
37,307
0.1
2,548
Paychex, Inc.
322,984
0.4
707
Paycom Software, Inc.
147,155
0.2
1,030
(2)
Paylocity Holding
Corp.
164,048
0.2
2,877
Quanta Services, Inc.
1,192,286
1.5
285
RB Global, Inc.
30,883
0.0
159
(2)
RBC Bearings, Inc.
62,056
0.1
10,434
(2)
Rocket Lab Corp.
499,893
0.6
229  Rockwell Automation,
Inc.
80,042
0.1
7,081
Rollins, Inc.
415,938
0.5
87  Simpson
Manufacturing Co., Inc.
14,569
0.0
359
(2)
SiteOne Landscape
Supply, Inc.
46,239
0.1
1,250
Southwest Airlines Co.
39,888
0.1
320
(2)
Spirit AeroSystems
Holdings, Inc. - Class A
12,352
0.0
316
(2)
Standardaero, Inc.
8,624
0.0
1,230
Tetra Tech, Inc.
41,057
0.1
74
(2)
U-Haul Holding Co.
4,223
0.0
2,387
Veralto Corp.
254,478
0.3
2,119
Verisk Analytics, Inc.
532,950
0.7
9,595  Vertiv Holdings Co.
- Class A
1,447,502
1.9
1,143  WillScot Mobile Mini
Holdings Corp.
24,129
0.0
954
WW Grainger, Inc.
909,124
1.2
595
(2)
XPO, Inc.
76,916
0.1
15,767,766
20.1
Information Technology : 17.6%
555
(2)
Appfolio, Inc. - Class A
152,991
0.2
3,177
(2)
Astera Labs, Inc.
622,057
0.8
3,971  Bentley Systems, Inc.
- Class B
204,427
0.3
240
CDW Corp.
38,227
0.0
185
(1)(2)
Circle Internet Group,
Inc.
24,527
0.0
7,783
(2)
Cloudflare, Inc. - Class
A
1,670,154
2.1
6,983
(2)
Confluent, Inc. - Class
A
138,263
0.2
7,780
(2)
Datadog, Inc. - Class A
1,107,872
1.4
3,829
(2)
DocuSign, Inc.
276,033
0.4
1,649
(2)
DoubleVerify Holdings,
Inc.
19,755
0.0
1,239
(2)
Dropbox, Inc. - Class A
37,430
0.0
7,408
(2)
Dynatrace, Inc.
358,918
0.5
2,287
(2)
Elastic NV
193,229
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,211
(2)
Enphase Energy, Inc.
$ 113,637
0.1
616
Entegris, Inc.
56,955
0.1
487
(2)
Fair Isaac Corp.
728,810
0.9
1,890
(2)
Gartner, Inc.
496,824
0.6
1,505
Gen Digital, Inc.
42,727
0.1
3,349
(1)(2)
Gitlab, Inc. - Class A
150,973
0.2
106
(2)
Globant SA
6,082
0.0
3,468
(2)
GoDaddy, Inc. - Class
A
474,526
0.6
2,112
(2)
Guidewire Software,
Inc.
485,464
0.6
1,282
(2)
HubSpot, Inc.
599,720
0.8
1,736
Jabil, Inc.
377,007
0.5
378
(2)
Kyndryl Holdings, Inc.
11,351
0.0
2,918
(2)
Lattice Semiconductor
Corp.
213,948
0.3
131
(2)
Lumentum Holdings,
Inc.
21,315
0.0
396
(2)
MACOM Technology
Solutions Holdings,
Inc.
49,298
0.1
1,512
(2)
Manhattan Associates,
Inc.
309,930
0.4
190
(2)
MongoDB, Inc.
58,972
0.1
1,167  Monolithic Power
Systems, Inc.
1,074,387
1.4
378
(2)
nCino, Inc.
10,248
0.0
1,989
NetApp, Inc.
235,617
0.3
1,583
(2)
Nutanix, Inc. - Class A
117,759
0.2
1,637
(2)
Okta, Inc.
150,113
0.2
273
(2)
Onto Innovation, Inc.
35,277
0.0
727
Pegasystems, Inc.
41,802
0.1
2,891
(2)
Procore Technologies,
Inc.
210,812
0.3
348
(2)
PTC, Inc.
70,651
0.1
6,717
(2)
Pure Storage, Inc.
- Class A
562,952
0.7
2,020
(2)
RingCentral, Inc.
- Class A
57,247
0.1
1,751
(2)
Rubrik, Inc. - Class A
144,020
0.2
6,768
(2)
Samsara, Inc. - Class
A
252,108
0.3
5,305
(2)
SentinelOne, Inc.
- Class A
93,421
0.1
5,938
(2)
Super Micro Computer,
Inc.
284,668
0.4
547
(2)
Teradata Corp.
11,766
0.0
609
(2)
Twilio, Inc. - Class A
60,955
0.1
900
(2)
Tyler Technologies,
Inc.
470,844
0.6
106
Ubiquiti, Inc.
70,021
0.1
466
(2)
Unity Software, Inc.
18,659
0.0
2,463
(2)
Zscaler, Inc.
738,063
0.9
13,752,812
17.6
Materials : 0.4%
1,541
Anglogold Ashanti PLC
108,379
0.1
215  Carpenter Technology
Corp.
52,791
0.1
49
Eagle Materials, Inc.
11,419
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
2,351
(2)
James Hardie
Industries PLC
$ 45,163
0.1
340
Steel Dynamics, Inc.
47,406
0.1
265,158
0.4
Real Estate : 1.3%
824
(2)
CBRE Group, Inc.
- Class A
129,829
0.2
1,305
(2)
CoStar Group, Inc.
110,103
0.1
320
(2)
Jones Lang LaSalle,
Inc.
95,450
0.1
2,210  Lamar Advertising Co.
- Class A
270,548
0.4
1,814  Simon Property Group,
Inc.
340,433
0.4
610
Sun Communities, Inc.
78,690
0.1
456
UDR, Inc.
16,991
0.0
1,042,044
1.3
Utilities : 3.1%
4,798
NRG Energy, Inc.
777,036
1.0
8,532
Vistra Corp.
1,671,590
2.1
2,448,626
3.1
Total Common Stock
(Cost $35,286,899)
77,847,365
99.4
EXCHANGE-TRADED FUNDS : 0.5%
2,915  iShares Russell Mid-
Cap Growth ETF
415,125
0.5
Total Exchange-Traded
Funds
(Cost $418,684)
415,125
0.5
Total Long-Term
Investments
(Cost $35,705,583)
78,262,490
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Repurchase Agreements : 1.2%
146,459
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $146,476,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $149,388, due
07/15/26-08/15/54)
146,459
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
275,930
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $275,962,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $281,449, due
12/31/31-05/31/32)
$ 275,930
0.3
381,490
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $381,534,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $389,120, due
11/18/25-08/15/55)
381,490
0.5
122,786
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $122,800,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $125,242, due
10/23/25-08/15/55)
122,786
0.2
Total Repurchase
Agreements
(Cost $926,665)
926,665
1.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.3%
212,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $212,000) $ 212,000 0.3
Total Short-Term
Investments
(Cost $1,138,665)
$ 1,138,665
1.5
Total Investments in
Securities
(Cost $36,844,248) $ 79,401,155 101.4
Liabilities in Excess
of Other Assets (1,080,542) (1.4)
Net Assets $ 78,320,613 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 77,847,365 $ — $ — $ 77,847,365
Exchange-Traded Funds 415,125 — — 415,125
Short-Term Investments 212,000 926,665 — 1,138,665
Total Investments, at fair value $ 78,474,490 $ 926,665 $ — $ 79,401,155
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 43,773,769
Gross Unrealized Depreciation (1,216,862)
Net Unrealized Appreciation $ 42,556,907